American Beacon Money Market Select Fund
American Beacon Money Market Select FundSM
Investment Objective
The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses		American Beacon Money Market Select Fund	American Beacon Money Market Select Fund Money Market Select Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Money Market Select Fund
Management fees			0.09%
Distribution and/or service (12b-1) fees			none
Other expenses			0.04%
Acquired Fund Fees and Expenses			0.03%
Total annual fund operating expenses	[2]		0.16%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Money Market Portfolio of the American Beacon Master Trust.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
American Beacon Money Market Select Fund Money Market Select Fund	Money Market Select Fund	16	52	90	205

Principal Investment Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio (“Portfolio”) of the American Beacon Master Trust. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments that are deemed by the Manager to present minimal credit risk pursuant to guidelines approved by the Board. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); repurchase agreements; corporate debt securities, such as commercial paper and medium-term notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances. The Fund may purchase U.S. dollar denominated securities issued or supported by foreign entities including foreign banks and corporations.

In buying and selling securities, the Manager considers its own credit analysis as well as ratings assigned by rating services.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. Financial services companies include banks, credit card companies, insurance companies, consumer finance companies, brokerage firms, investment advisers and certain government sponsored enterprises. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average portfolio maturity (“WAM”) and the dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable  $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the securities’ issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below  $1.00 per share.

Yield and Securities Selection Risk

The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield.

Foreign Investing Risk

Investing in securities issued or supported by foreign entities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

Financial Services Companies Risk

Because the Fund concentrates its assets in financial services companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Portfolio’s right to control the collateral.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective, which may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Manager also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Manager fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Manager may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table below shows the Fund’s average annual total returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.
Calendar year total returns for Money Market Select Fund shares
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return:1.45% (1/1/01 through 12/31/10) (1st Quarter 2001) Lowest Quarterly Return:0.05% (1/1/01 through 12/31/10) (1st, 2nd & 4th Quarter 2010)
Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns - American Beacon Money Market Select Fund	Column	1 Year	5 Years	10 Years
American Beacon Money Market Select Fund Money Market Select Fund	Money Market Select Fund	0.21%	2.73%	2.54%

American Beacon U.S. Government Money Market Select Fund
American Beacon U.S. Government Money Market Select FundSM
Investment Objective
The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses		American Beacon U.S. Government Money Market Select Fund	American Beacon U.S. Government Money Market Select Fund U.S. Government Money Market Select Fund
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			U.S. Government Money Market Select Fund
Management fees			0.09%
Distribution and/or service (12b-1) fees			none
Other expenses			0.05%
Acquired Fund Fees and Expenses			0.03%
Total annual fund operating expenses	[1]		0.17%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
American Beacon U.S. Government Money Market Select Fund U.S. Government Money Market Select Fund	U.S. Government Money Market Select Fund	17	55	96	217

Principal Investment Strategies

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

Under normal market conditions, the Fund invests at least 80% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations guaranteed by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may invest up to 20% of its assets in non-U.S. Government securities eligible for money market funds. The Manager will determine that these investments, such as non-government repurchase agreements, repurchase agreements collateralized by non-government obligations or commercial paper, present minimal credit risk pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average maturity (“WAM”) and dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable  $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit rating, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below  $1.00 per share.

Yield and Securities Selection Risk

The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An ability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability a maintain a  $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual total returns. The Fund’s performance, as shown below, is derived from a combination of the Fund’s performance and that of another fund (the “Companion Fund”) not offered in this Prospectus, which has been managed by the Manager since its inception on March 2, 1992. The performance results through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown below from that date through December 31, 2010 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar year total returns for U.S. Government Money Market Select Fund shares
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 1.38% (1/1/01 through 12/31/10) (1st Quarter 2001) Lowest Quarterly Return: 0.01% (1/1/01 through 12/31/10) (1st Quarter 2010)
Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns - American Beacon U.S. Government Money Market Select Fund	Column	1 Year	5 Years	10 Years
American Beacon U.S. Government Money Market Select Fund U.S. Government Money Market Select Fund	U.S. Government Money Market Select Fund	0.13%	2.56%	2.42%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001096012
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
American Beacon Money Market Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Money Market Select FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
Fees And Expenses of the Fund	absf1096012_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Money Market Portfolio of the American Beacon Master Trust.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share Classes
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio (“Portfolio”) of the American Beacon Master Trust. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments that are deemed by the Manager to present minimal credit risk pursuant to guidelines approved by the Board. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); repurchase agreements; corporate debt securities, such as commercial paper and medium-term notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances. The Fund may purchase U.S. dollar denominated securities issued or supported by foreign entities including foreign banks and corporations.

In buying and selling securities, the Manager considers its own credit analysis as well as ratings assigned by rating services.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. Financial services companies include banks, credit card companies, insurance companies, consumer finance companies, brokerage firms, investment advisers and certain government sponsored enterprises. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average portfolio maturity (“WAM”) and the dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable  $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the securities’ issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below  $1.00 per share.

Yield and Securities Selection Risk

The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield.

Foreign Investing Risk

Investing in securities issued or supported by foreign entities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

Financial Services Companies Risk

Because the Fund concentrates its assets in financial services companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Portfolio’s right to control the collateral.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective, which may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Manager also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Manager fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Manager may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Fund Performance	absf1096012_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table below shows the Fund’s average annual total returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-658-5811
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended 12/31 of each Year
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar year total returns for Money Market Select Fund shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return:1.45% (1/1/01 through 12/31/10) (1st Quarter 2001) Lowest Quarterly Return:0.05% (1/1/01 through 12/31/10) (1st, 2nd & 4th Quarter 2010)
Average Annual Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
American Beacon Money Market Select Fund | Money Market Select Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Money Market Select Fund
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.16%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Money Market Select Fund
1 year	rr_ExpenseExampleYear01	16
3 years	rr_ExpenseExampleYear03	52
5 years	rr_ExpenseExampleYear05	90
10 years	rr_ExpenseExampleYear10	205
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.28%
2002	rr_AnnualReturn2002	1.81%
2003	rr_AnnualReturn2003	1.13%
2004	rr_AnnualReturn2004	1.33%
2005	rr_AnnualReturn2005	3.23%
2006	rr_AnnualReturn2006	5.08%
2007	rr_AnnualReturn2007	5.32%
2008	rr_AnnualReturn2008	2.73%
2009	rr_AnnualReturn2009	0.39%
2010	rr_AnnualReturn2010	0.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.05%
Average Annual Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Money Market Select Fund
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	2.54%
American Beacon U.S. Government Money Market Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon U.S. Government Money Market Select FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
Fees And Expenses of the Fund	absf1096012_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share Classes
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

Under normal market conditions, the Fund invests at least 80% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations guaranteed by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may invest up to 20% of its assets in non-U.S. Government securities eligible for money market funds. The Manager will determine that these investments, such as non-government repurchase agreements, repurchase agreements collateralized by non-government obligations or commercial paper, present minimal credit risk pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average maturity (“WAM”) and dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable  $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit rating, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below  $1.00 per share.

Yield and Securities Selection Risk

The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An ability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability a maintain a  $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Fund Performance	absf1096012_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual total returns. The Fund’s performance, as shown below, is derived from a combination of the Fund’s performance and that of another fund (the “Companion Fund”) not offered in this Prospectus, which has been managed by the Manager since its inception on March 2, 1992. The performance results through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown below from that date through December 31, 2010 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-658-5811
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended 12/31 of each Year
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar year total returns for U.S. Government Money Market Select Fund shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.38% (1/1/01 through 12/31/10) (1st Quarter 2001) Lowest Quarterly Return: 0.01% (1/1/01 through 12/31/10) (1st Quarter 2010)
Average Annual Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
American Beacon U.S. Government Money Market Select Fund | U.S. Government Money Market Select Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	U.S. Government Money Market Select Fund
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.17%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	U.S. Government Money Market Select Fund
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	55
5 years	rr_ExpenseExampleYear05	96
10 years	rr_ExpenseExampleYear10	217
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.10%
2002	rr_AnnualReturn2002	1.74%
2003	rr_AnnualReturn2003	1.11%
2004	rr_AnnualReturn2004	1.29%
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.04%
2007	rr_AnnualReturn2007	5.17%
2008	rr_AnnualReturn2008	2.32%
2009	rr_AnnualReturn2009	0.25%
2010	rr_AnnualReturn2010	0.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Average Annual Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	U.S. Government Money Market Select Fund
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.42%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Money Market Portfolio of the American Beacon Master Trust.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.